Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) from operating activities
Net loss for the year:	$ (126,948)	$ (114,490)
Adjust for:
Depreciation (Note 7)	2,126	2,281
Share-based payments (Note 10)	31,389	9,748
Mark-to-market loss on convertible debenture (Note 8)	75,123	76,493
Interest expense on convertible debentures (Note 8)	3,729	13,371
Interest on lease liabilities (Note 9)	265	254
Deferred income tax expense	1,122	702
Unrealized foreign exchange loss	68	462
Gain on sale of assets (Note 5)	(3,595)	0
Non-cash costs of debenture issuance	0	355
Other non-cash items	(16)	1
Operating cash flows before working capital	(16,737)	(10,823)
Changes in working capital items:
Amounts receivable	(873)	306
Prepaid expenses and other	(329)	55
Accounts payable and accrued liabilities	1,151	(166)
Cash used in operating activities	(16,788)	(10,628)
Cash flows used in investing activities
Expenditures on exploration and evaluation assets (Note 6)	(45,733)	(18,057)
Proceeds on sale of assets	192	0
Acquisition of equipment	(1,181)	(186)
Deposits	9	10
Cash used in investing activities	(46,713)	(18,233)
Cash flows from (used in) financing activities
Proceeds from bought-deal financing, net of share issuance costs (Note 10)	163,290	0
Proceeds from common share issuance on ASX, net of share issuance costs (Note 10)	1,039	0
Shares issued for cash from private placements, net of share issuance costs	0	24,585
Issuance of convertible debentures	0	28,791
Proceeds from exercise of options and warrants	30,988	7,422
Payment of lease liabilities (Note 9)	(1,003)	(955)
Interest paid on convertible debentures	(2,963)	(8,616)
Cash provided by financing activities	191,351	51,227
Foreign exchange loss on cash	(68)	(462)
Increase in cash	127,782	21,904
Cash, beginning of year	74,022	52,118
Cash, end of year	$ 201,804	$ 74,022